Condensed Consolidated Interim Financial Statements (Unaudited) - CAD ($)	Jun. 30, 2023	Dec. 31, 2022
Current Assets
Cash and cash equivalents	$ 6,721,124	$ 7,894,781
Receivables	1,008,288	2,088,965
Inventory	1,643,985	1,055,942
Note receivable	115,850	169,300
Prepaids and Deposits	1,348,290	2,307,724
Total current assets	10,837,537	13,516,712
Equipment	453,196	404,691
Intangible assets	161,822	179,801
Investments	289,543	192,583
Right of use assets	920,524	344,746
TOTAL ASSETS	12,662,622	14,638,533
Current Liabilities
Trade payables and accrued liabilities	2,605,434	2,816,676
Customer deposits	112,404	194,758
Deferred income	15,888	63,690
Loans payable	84,085	81,512
Derivative liability		57,314
Lease liabilities	493,885	133,962
Total current liabilities	3,311,696	3,347,912
Non-current Liabilities
Loans payable	1,686	5,059
Lease liabilities	600,840	244,681
TOTAL LIABILITIES	3,914,222	3,597,652
SHAREHOLDERS’ EQUITY
Share capital	94,821,614	83,600,089
Reserve – share-based payments	7,738,141	7,264,340
Accumulated deficit	(93,953,136)	(79,976,546)
Accumulated other comprehensive income (loss)	141,781	152,998
TOTAL SHAREHOLDERS’ EQUITY	8,748,400	11,040,881
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 12,662,622	$ 14,638,533